UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 28.1%
Security	Principal Amount (000's omitted)	Value
Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$323,025
		$323,025
Banks — 2.8%
Inter-American Development Bank, 8.40%, 9/1/09	$1,000	$1,063,410
National Australia Bank, 8.60%, 5/19/10	690	748,560
North Fork Bancorp, 5.00%, 8/15/12(1)	1,377	1,376,054
		$3,188,024
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$100,611
		$100,611
Computers and Peripherals — 1.4%
IBM Corp., 6.22%, 8/1/27	$1,550	$1,593,972
		$1,593,972
Diversified Manufacturing — 1.3%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$66,212
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	91,843
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,336,894
		$1,494,949
Drugs — 1.0%
Abbott Laboratories, 5.60%, 5/15/11	$750	$753,680
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	344,167
		$1,097,847
Financial Services — 9.0%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,423,846
Associates Corp., N.A., 5.96%, 5/15/37	30	31,385
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	425,701
CIT Group, Inc., 5.80%, 10/1/36	965	936,256
Countrywide Financial Corp., 5.80%, 6/7/12	1,100	1,093,405
General Electric Capital Corp., MTN, 4.691%, 3/2/09(1)	710	700,237
Goldman Sachs Group, Inc., 5.625%, 1/15/17	775	744,114
HSBC Finance Corp., 5.25%, 1/14/11	775	766,517
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,119,142

Security	Principal Amount (000's omitted)	Value
Financial Services (continued)
Merrill Lynch & Co., 5.70%, 5/2/17	$785	$757,289
Merrill Lynch & Co., MTN, 5.808%, 1/31/08(1)	260	260,056
Residential Capital, LLC, 6.50%, 4/17/13	575	556,440
SLM Corp., MTN, 5.575%, 7/25/07(1)	635	634,757
Washington Mutual Bank, 6.875%, 6/15/11	870	904,937
		$10,354,082
Foods — 2.7%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,275,267
Delhaize Group, 6.50%, 6/15/17(2)	500	502,881
Kroger Co., 6.80%, 4/1/11	595	615,570
McDonald's Corp., 8.875%, 4/1/11	690	767,011
		$3,160,729
Lodging and Gaming — 0.3%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$315,375
		$315,375
Medical Products — 1.5%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,205,498
Laboratory Corp. of America, 5.50%, 2/1/13	545	525,661
		$1,731,159
Oil and Gas-Equipment and Services — 2.1%
Burlington Resources, 9.875%, 6/15/10	$635	$710,828
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,660,967
		$2,371,795
Retail-Department Stores — 0.4%
Federated Retail Holding, 5.90%, 12/1/16	$500	$488,180
		$488,180
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$618,632
		$618,632
Super Regional Banks — 3.2%
Bank of America Corp., 6.25%, 4/15/12	$750	$773,208
SunTrust Banks, 6.00%, 1/15/28	1,990	2,035,430
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	933,879
		$3,742,517

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.2%
Harris Corp., 6.35%, 2/1/28	$225	$226,268
		$226,268
Tobacco — 0.6%
Altria Group, Inc., 7.65%, 7/1/08	$655	$667,628
		$667,628
Utilities — 0.7%
Georgia Power Co., 5.70%, 6/1/17	$865	$855,295
		$855,295
Total Corporate Bonds (identified cost $32,657,553)		$32,330,088
Mortgage-Backed Securities — 22.2%
Security	Principal Amount (000's omitted)	Value
FHLMC, CMO, Series 2534-HG, 4.50%, 4/15/16	$725	$714,161
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	737	649,971
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	101	101,406
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	584	582,123
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	955	951,350
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	4,939	4,769,712
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	646	653,703
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	25	24,843
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	245	243,968
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23	45	44,871
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	114	114,456
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	99	99,297
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23	220	219,350
FNMA, Pool #256673, 5.50%, 4/1/37	7,420	7,156,405
FNMA, Pool #448183, 5.50%, 10/1/13	113	112,106
FNMA, Pool #535454, 6.00%, 2/1/15	209	209,803
FNMA, Pool #545937, 6.00%, 6/1/14	194	194,981
FNMA, Pool #545948, 6.00%, 12/1/14	138	138,195
FNMA, Pool #918109, 5.00%, 5/1/37	7,484	7,008,394
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	1,078	1,097,238
GNMA, Pool #781412, 6.50%, 2/15/17	482	492,566
Total Mortgage-Backed Securities (identified cost, $26,260,144)		$25,578,899

Commercial Mortgage-Backed Securities — 7.8%
Security	Principal Amount (000's omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$1,105	$1,082,938
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,092	1,073,786
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	891	881,805
GSMSC, Series 2001-Rock, Class A2FL, 5.68%, 5/3/18(1)(2)	2,000	2,022,098
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	481	467,831
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	880,244
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,372,200
MLMT, Series 2006-2, Class A4, 5.91%, 6/12/46(1)	1,165	1,174,392
Total Commercial Mortgage- Backed Securities (identified cost, $8,969,585)		$8,955,294
U.S. Treasury Obligations — 31.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 4.00%, 4/15/10	$465	$454,429
U.S. Treasury Bond, 4.50%, 2/15/36(3)	3,500	3,170,237
U.S. Treasury Bond, 6.00%, 2/15/26(3)	2,840	3,100,928
U.S. Treasury Bond, 6.25%, 8/15/23(3)	3,500	3,887,464
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,004,066
U.S. Treasury Note, 4.625%, 3/31/08	1,660	1,655,591
U.S. Treasury Note, 4.625%, 2/15/17(3)	5,500	5,328,130
U.S. Treasury Note, 4.875%, 8/15/16	10,200	10,078,079
Total U.S. Treasury Obligations (identified cost, $36,020,830)		$35,678,924
Put Swaptions Purchased — 0.8%
Security	Contracts	Value
Option to receive Libor Rate flat and pay 5.293%, expires 2/13/08	5,500,000	$183,370
Option to receive Libor Rate flat and pay 5.422%, expires 8/13/08	6,000,000	378,960

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Contracts	Value
Option to receive Libor Rate flat and pay 5.44%, expires 2/11/09	3,500,000	$278,040
Option to receive Libor Rate minus 0.62% and pay 5.15%, expires 9/27/07	1,175,000	9,368
Option to receive Libor Rate minus 0.47% and pay 5.40%, expires 11/29/07	1,475,000	11,019
Option to receive Libor Rate plus 0.375% and pay 6.22%, expires 7/30/07	1,550,000	22,578
Option to receive Libor Rate plus 0.35% and pay 6.25%, expires 8/13/07	3,500,000	39,599
Total Put Swaptions Purchased (identified cost, $682,213)		$922,934
Preferred Stocks — 4.2%
Security	Shares	Value
Banks — 1.3%
Zions Capital Trust B, 8.00%, 9/1/32(4)	58,000	$1,452,384
		$1,452,384
Financial Services — 1.2%
Federal Home Loan Mortgage Corp., Series V, 5.57%, 12/13/11	60,000	$1,416,000
		$1,416,000
Insurance — 1.7%
RAM Holdings, Ltd., 7.50%, 12/15/66(1)(2)	2,000	$2,013,250
		$2,013,250
Total Preferred Stocks (identified cost $4,976,503)		$4,881,634
Short-Term Investments — 17.3%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(5)(6)	14,426	$14,426,194
Investment in Cash Management Portfolio, 4.82%(6)	$2,838	2,838,456
Security	Principal Amount (000's omitted)	Value
Kitty Hawk Funding Corp., Commercial Paper, 5.30%, 8/16/07(7)	$756	$750,880

Security	Principal Amount (000's omitted)	Value
Motorola, Inc., Commercial Paper, 5.37%, 7/31/07	$857	$853,166
Sheffield Receivables, Commercial Paper, 5.30%, 7/13/07(7)	1,005	1,003,225
Total Short-Term Investments (identified cost, $19,871,921)		$19,871,921
Total Investments — 111.4% (identified cost $129,438,749)		$128,219,694
Other Assets, Less Liabilities — (11.4)%		$(13,137,508)
Net Assets — 100.0%		$115,082,186

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GECMC - General Electric Commercial Mortgage Corporation

GNMA - Government National Mortgage Association (Ginnie Mae)

GSMSC - Goldman Sachs Mortgage Securities Corporation II

L-UCMT - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

(1)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2007.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $4,538,229 or 3.9% of the Portfolio's net assets.

(3)  All or a portion of this security was on loan at June 30, 2007.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of Trustees.

(5)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(7)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including securities on loan of $14,028,819 (identified cost, $112,174,099)	$110,955,044
Affiliated investments, at value (identified cost, $17,264,650)	17,264,650
Receivable for investments sold	1,507,208
Receivable from the Investment Adviser	16,902
Dividends and interest receivable	1,358,928
Interest receivable from affiliated investment	18,010
Securities lending income receivable	6,116
Receivable for open swap contracts	3,262
Total assets	$131,130,120
Liabilities
Collateral for securities loaned	$14,426,194
Payable for investments purchased	1,479,970
Payable to affiliate for investment advisory fees	57,555
Payable for open swap contracts	28,956
Payable to affiliate for Trustees' fees	2,193
Accrued expenses	53,066
Total liabilities	$16,047,934
Net Assets applicable to investors' interest in Portfolio	$115,082,186
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$116,326,935
Net unrealized depreciation (computed on the basis of identified cost)	(1,244,749)
Total	$115,082,186

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest	$2,487,216
Dividends	113,062
Securities lending income, net	21,265
Interest income allocated from affiliated investment	103,557
Expenses allocated from affiliated investments	(9,871)
Total investment income	$2,715,229
Expenses
Investment adviser fee	$338,914
Trustees' fees and expenses	3,242
Legal and accounting services	40,426
Custodian fee	36,570
Miscellaneous	5,762
Total expenses	$424,914
Deduct — Allocation of expenses to investment adviser	$16,902
Total expense reductions	$16,902
Net expenses	$408,012
Net investment income	$2,307,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$114,157
Credit default swaps	23,768
Net realized gain	$137,925
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,406,054)
Credit default swaps	(32,080)
Net change in unrealized appreciation (depreciation)	$(1,438,134)
Net realized and unrealized loss	$(1,300,209)
Net increase in net assets from operations	$1,007,008

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$2,307,217	$4,276,049
Net realized gain (loss) from investment transactions and credit default swaps	137,925	(819,159)
Net change in unrealized appreciation (depreciation) from investments and credit default swaps	(1,438,134)	(184,511)
Net increase in net assets from operations	$1,007,008	$3,272,379
Capital transactions — Contributions	$10,280,136	$8,845,012
Withdrawals	(4,706,021)	(8,197,545)
Net increase in net assets from capital transactions	$5,574,115	$647,467
Net increase in net assets	$6,581,123	$3,919,846
Net Assets
At beginning of period	$108,501,063	$104,581,217
At end of period	$115,082,186	$108,501,063

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.76	%(1)(3)	0.76%	0.76%	0.75%	0.76%	0.76%
Expenses after custodian fee reduction	0.76	%(1)(3)	0.76%	0.76%	0.75%	0.76%	0.76%
Net investment income	4.17	%(1)	4.12%	3.48%	3.43%	3.44%	4.70%
Portfolio Turnover	104%		93%	66%	71%	65%	55%
Total Return	0.91	%(2)	3.27%	2.15%	3.98%	3.76%	10.75%
Net assets, end of period (000's omitted)	$115,082		$108,501	$104,581	$100,278	$91,644	$94,066

(1)  Annualized.

(2)  Not annualized.

(3)  The investment adviser was allocated a portion of operating expenses (equal to 0.03% of average daily net assets for the six months ended June 30, 2007).

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2007, the Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held a 59.5% and 2.9% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions, which are exercised or closed, are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio's risk is limited to the premium paid.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally

Investment Grade Income Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees, if any, are reported as a reduction of expenses in the Statement of Operations.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio might effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio might be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $348,477 of which $9,563 was allocated from Cash Management and $338,914 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.613% (annualized) of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Pursuant to a voluntary expense reimbursement, the investment adviser was allocated $16,902 of the Portfolio's operating expenses for the six months ended June 30, 2007. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

3  Purchases and Sales of Investments

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency

Investment Grade Income Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

securities and short-term obligations, aggregated $30,078,157, and $22,475,641, respectively. Purchases and sales of U.S. Government and Agency securities (including maturities and paydowns) aggregated $92,399,145 and $85,486,106, respectively, for the six months ended June 30, 2007.

4  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $328,222 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $14,028,819 and $14,426,194, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$129,823,594
Gross unrealized appreciation	$221,045
Gross unrealized depreciation	(1,824,945)
Net unrealized depreciation	$(1,603,900)

The unrealized depreciation on swap contracts at June 30, 2007 was $25,694.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2007 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will receive 0.35% per year times the notional amount. The Portfolio makes a payment only upon a default event on the reference entity, HSBC Capital Funding, LP (PCDS)	$3,262
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will pay 0.095% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, HSBC Bank, PLC (CDS)	$(1,222)
1,000,000 USD	6/20/2012	Agreement with HSBC dated 3/23/07 whereby the Portfolio will receive 0.88% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, Pulte Homes, Inc. (CDS)	$(27,734)

Investment Grade Income Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At June 30, 2007, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open credit default swap contracts.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 10, 2007

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 10, 2007